Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2022
Long-term Investments and Receivables, Net [Abstract]
Summary of Long-Term Investment
The Company’s long-term investments consist of the following:

	As of March 31, 2021	As of March 31, 2022
	RMB	RMB
Equity method investments	2,973	6,783
Available-for-sale investments	71,357	74,866
Equity securities with readily determinable fair values	—	670

Total	74,330	82,319

Summary of Available-For-Sale Debt Investments
The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2021:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Unlisted debt securities	60,000	11,357	—	71,357

The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2022:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Unlisted debt securities	76,000	—	(1,134)	74,866

Summary of Equity Securities With Readily Determinable Fair Values
The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2022:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
L isted company	1,292	—	(622)	670